Goldman Sachs Short Duration Tax-Free Fund Investment Objectives and Goals - Class A C Inst Serv Inv R6 Shares [Member] - Goldman Sachs Short Duration Tax-Free Fund	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Goldman Sachs Short Duration Tax-Free Fund—Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Goldman Sachs Short Duration Tax-Free Fund (the “Fund”) seeks a high level of current income, consistent with relatively low volatility of principal, that is exempt from regular federal income tax.